Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt Payable

Long-term debt consisted of the following:

Equipment Notes Payable

	December 31, 2018	December 31, 2017
Note payable with monthly payments of $716, including interest at 6.50% per annum through November 2020.	$18,707	$-
Note payable with monthly payments of $615.25, including interest at 6.80% per annum through August 2021.	$18,383	-
Note payable with monthly payments of $1,294.50, including interest at 14.72 per annum through March 2023.	$50,072	$-
Note payable with monthly payments of $1,063.45, including interest at 5.76% per annum through April 2021	$18,539	$-
Note payable with monthly payments of $946.84 including interest at 6.14% per annum through December 2024.	$54,328	$-
Total:	$160,029	$-
Total current portion:	$(38,991)	$-
Total non-current portion:	$121,038	$-

Schedule of Annual Principal Payments

Aggregate annual principal payments in the fiscal years subsequent to December 31, 2018, are as follows:

Year ending December 31:	Amount
2019	$49,318
2020	46,567
2021	29,614
2022	22,307
2023	25,653
Thereafter	11,362
Notes payable obligation	184,821
Less amounts representing interest	(24,792)
$160,029